PREMISES AND EQUIPMENT (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 548,765
2014	555,316
2015	562,036
2016	577,729
2017	584,801
Thereafter	3,545,937
Total	$ 6,374,584